S000001149 [Member] Investment Objectives and Goals - TCW METWEST HIGH YIELD BOND FUND	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	TCW MetWest High Yield Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The High Yield Bond Fund seeks to maximize long-term total return consistent with preservation of capital.